INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 4,306	$ 8,104
Work in progress	1,790	562
Finished goods	5,980	5,304
Inventories	12,076	13,970
Write down of inventories	$ 2,160	$ 6,160	$ 857